Schedule of currency exposure (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents	$ 366,761	$ 252,399	$ 137,014
Trade and other receivables	1,032,522	815,128
Prepaid forward purchase agreement	969
Financial assets	1,400,252	1,067,524
Trade and other payables	6,560,559	4,285,345
Borrowings	5,778,479	5,798,641
Deferred underwriting fee payable	2,753,125
Lease liabilities	2,166,806	2,257,335
Financial liabilities	17,258,969	12,341,321
Net financial liabilities	(15,858,717)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(15,858,717)
Net financial (liabilities)/assets		(11,273,797)
Cash and cash equivalents		252,396
SG [member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents	248,391
Trade and other receivables	1,001,109	747,634
Prepaid forward purchase agreement
Financial assets	1,249,500	866,045
Trade and other payables	5,189,728	3,972,893
Borrowings	5,778,479	5,798,641
Deferred underwriting fee payable
Lease liabilities	2,166,806	2,257,335
Financial liabilities	13,135,013	12,028,869
Net financial liabilities	(11,885,513)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(11,885,513)
Net financial (liabilities)/assets		(11,162,824)
Cash and cash equivalents		118,411
US [member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents	118,370
Trade and other receivables	31,413	67,494
Prepaid forward purchase agreement	969
Financial assets	150,752	201,479
Trade and other payables	1,370,831	312,452
Borrowings
Deferred underwriting fee payable	2,753,125
Lease liabilities
Financial liabilities	4,123,956	312,452
Net financial liabilities	(3,973,204)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	$ (3,973,204)
Net financial (liabilities)/assets		(110,973)
Cash and cash equivalents		$ 133,985